June 27, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934 for John Hancock Variable Insurance Trust (the “Trust”), File No. 811-04146

Ladies and Gentlemen:

On behalf of the Trust, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Trust’s preliminary proxy statement and form of proxy (the “Proxy Materials”) relating to a special meeting of shareholders of the Trust to be held on September 9, 2022. It is anticipated that the Proxy Materials will be first sent to shareholders on or about July 18, 2022.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4324 or Abigail P. Hemnes, Esq., of K&L Gates LLP at (617) 951-9053.

Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas
Assistant Secretary of the Trust